Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of restricted stock grant activity
Stock Awards
Outstanding at December 31, 2018	-
Assumed in recapitalization	43,423
Granted post-recapitalization	763,670
Forfeited or cancelled	-
Outstanding at December 31, 2019	807,093
Granted	554,000
Vested	(807,093)
Forfeited or cancelled	-
Outstanding at December 31, 2020	554,000